CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 21,567	€ 24,602	€ 26,009
Cost of sales	(14,812)	(17,426)	(16,864)
Gross profit	6,755	7,176	9,145
Selling expenses	(5,816)	(7,118)	(7,332)
Administrative expenses	(6,407)	(6,952)	(5,587)
Research and development expenses	(6,500)	(7,212)	(6,334)
Other operating expenses	(2,799)	(945)	(751)
Other operating income	1,603	2,143	1,297
Operating loss	(13,164)	(12,908)	(9,562)
Finance expense	(2,589)	(1,349)	(1,279)
Finance income	184	318	2,158
Financial result	(2,405)	(1,031)	879
Loss before income taxes	(15,569)	(13,939)	(8,683)
Income tax (expense) income	88	(39)	(64)
Net loss	(15,481)	(13,978)	(8,747)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	933	(577)	(61)
Total comprehensive loss	(14,548)	(14,555)	(8,808)
Loss attributable to:
Owner of the Company	(15,339)	(13,714)	(8,711)
Non-controlling interests	(142)	(264)	(36)
Net loss	(15,481)	(13,978)	(8,747)
Total comprehensive loss attributable to:
Owner of the Company	(14,406)	(14,291)	(8,772)
Non-controlling interests	(142)	(264)	(36)
Total comprehensive loss	€ (14,548)	€ (14,555)	€ (8,808)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	4,836,000	3,940,636
Loss per share - basic/diluted (in EUR per share)	€ (3.20)	€ (2.89)	€ (2.22)